Trade and Other Receivables, net (Tables)	12 Months Ended
Dec. 31, 2015
Trade and Other Receivables, net
Schedule of trade and other receivables, net

	December 31, 2015
	Trade and other		Trade and other
	receivables	Allowance for	receivables
($ thousands)	(Gross)	credit losses	(Net)

Trade receivables	1,013,330	(76,137)	937,193
Related party receivables (Note 27)	20,727	—	20,727
Sales-type lease receivables	1,672	—	1,672

	1,035,729	(76,137)	959,592

	December 31, 2014
	Trade and other		Trade and other
	receivables	Allowance for	receivables
($ thousands)	(Gross)	credit losses	(Net)

Trade receivables	932,166	(91,819)	840,347
Related party receivables (Note 27)	78,435	—	78,435
Sales-type lease receivables	824	—	824

	1,011,425	(91,819)	919,606

Schedule of activity of allowance for credit losses related to trade and other receivables

	December 31,
($ thousands)	2015	2014

Balance at beginning of year	(91,819)	(99,657)
Provisions, net	(18,883)	(14,655)
Amounts written off as uncollectible	25,703	14,310
Foreign currency translation	9,263	11,695
Other	(401)	(3,512)

Balance at end of year	(76,137)	(91,819)

Schedule of receivables sold
	December 31, 2015		December 31, 2014
(in thousands)	Euro	$	Euro	$

Scratch & Win	179,904	195,862	116,023	140,863
Commercial services	60,265	65,611	41,598	50,504

	240,169	261,473	157,621	191,367